13. Related Party Disclosures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	$ 9,882	$ 7,369
Compensation of directors
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	1,353	1,133
Compensation of directors | Directors fees
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	329	369
Compensation of directors | Services
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	0	71
Compensation of directors | Stock-based compensation
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	1,024	693
Compensation of key management personnel
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	8,529	6,236
Compensation of key management personnel | Stock-based compensation
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	4,817	2,838
Compensation of key management personnel | Salaries and consulting fees
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	$ 3,712	$ 3,398